Fair Value Measurements - Summary of table provides a roll-forward of the change in the preferred stock tranche liability (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 28, 2020	Mar. 31, 2021	Dec. 31, 2021
Disclosure In Tabular Form Of Change In The Fair Value Of Preferred Stock Tranche Liability Using Significant Unobservable Input [Line Items]
Beginning balance		$ 400	$ 400
Ending Balance
Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Change In The Fair Value Of Preferred Stock Tranche Liability Using Significant Unobservable Input [Line Items]
Initial closing on October 22, 2020	$ 6,120
Forfeiture of tranche rights	(780)
Change in fair value	(4,968)	11,800	14,742
Second closing on December 28, 2020	$ 63
Beginning balance		435	435
Recognition of tranche rights from January 2021 issuance			33
Tranche liability extinguishment			(15,210)
Ending Balance		$ 12,300	$ 0